Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Significant accounting policies

2.      Significant accounting policies

2.1    Basis of preparation

Lifezone’s audited consolidated financial statements for the year ended December 31, 2023, have been prepared in accordance with International Financial Reporting Standards (“the”), as issued by the IASB and are reported in U.S. dollars (“USD” or “$”).

The audited consolidated financial statements have been prepared on a historical cost basis unless otherwise stated.

The principal accounting policies applied in the preparation of the audited consolidated financial statements have been consistently applied in all years presented.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement.

The audited consolidated financial statements incorporate the results of the Flip-Up as discussed in Note 1, as of June 24, 2022. Lifezone Holdings acquired 100% of the equity interest in Lifezone Limited, a transaction accounted for using the predecessor value method. Business combinations under common control are outside the scope of IFRS 3 — Business Combinations, therefore, Lifezone management used its judgment to develop an accounting policy that is relevant and reliable, in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Management considered the application of the predecessor value method as the most appropriate (also known as merger accounting), which involves accounting for the assets and liabilities of the acquired business using existing carrying values of the acquired business.

Name of subsidiary	Principal activities	Country of incorporation	Principal place of Business	Percentage (%)
				Ownership 2023	NCI 2023	Ownership 2022	NCI 2022
Aqua Merger Sub	Holding company	Cayman Islands	Cayman Islands	100.0%	0.0%	0.0%	100.0%
Lifezone Holdings Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone US Holdings Limited	Holding company	United Kingdom	United Kingdom	100.0%	0.0%	0.0%	100.0%
Lifezone Holdings US, LLC	Holding company	United State of America	United State of America	100.0%	0.0%	0.0%	100.0%
Lifezone Services US, LLC	Service company	United State of America	United State of America	100.0%	0.0%	0.0%	100.0%
Lifezone Recycling US, LLC	Recycling	United State of America	United State of America	100.0%	0.0%	0.0%	100.0%
LZ Services Limited	Service company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Kabanga Holdings Limited	Holding company	Cayman Islands	Cayman Islands	83.0%	17.0%	91.1%	8.9%
Kabanga Nickel Company Limited	Holding company	Tanzania	Tanzania	83.0%	17.0%	91.1%	8.9%
Kabanga Nickel Limited	Holding company	United Kingdom	United Kingdom	83.0%	17.0%	91.1%	8.9%
Kagera Mining Company Limited	Mining	Tanzania	Tanzania	83.0%	17.0%	91.1%	8.9%
Lifezone Asia-Pacific Pty Ltd (formerly Metprotech Pacific Proprietary Limited)	Service company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
The Simulus Group Pty Limited	Holding company	Australia	Australia	100.0%	0.0%	0.0%	100.0%
Simulus Pty Limited	Laboratory and engineering	Australia	Australia	100.0%	0.0%	0.0%	100.0%
Romanex International Limited	Holding company	Canada	Canada	83.0%	17.0%	91.1%	8.9%
Tembo Nickel Corporation Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	76.5%	23.5%
Tembo Nickel Mining Corporation Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	76.5%	23.5%
Tembo Nickel Refining Corporation Limited	Refining	Tanzania	Tanzania	69.7%	30.3%	76.5%	23.5%

The movement in NCI represents the increase of non-controlling interest in Kabanga Nickel Limited (“KNL”) which affected non-controlling interest percentage in other Kabanga Nickel Limited’s subsidiaries. As noted in Note 17, as of December 31, 2022, KNL has satisfied substantially all of the closing conditions. However, the share certificates were issued on February 15, 2023.

On October 17, 2023, formerly Metprotech Pacific Proprietary Ltd changed its name to Lifezone Asia-Pacific Pty Ltd.

2.2    Basis of consolidation

The audited consolidated financial statements comprise the financial statements of Lifezone and its subsidiaries as of December 31, 2023. Control is achieved when Lifezone is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, Lifezone controls an investee if, and only if, Lifezone has:

•        power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);

•        exposure, or rights, to variable returns from its involvement with the investee; or

•        the ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when Lifezone has less than a majority of the voting or similar rights of an investee, Lifezone considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•        the contractual arrangement(s) with the other vote holders of the investee;

•        rights arising from other contractual arrangements; and

•        Lifezone’s voting rights and potential voting rights.

Lifezone re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when Lifezone obtains control over the subsidiary and ceases when Lifezone loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date Lifezone gains control until the date Lifezone ceases to control the subsidiary.

Profit or loss and each component of OCI are attributed to the equity holders of the parent (Lifezone) and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with Lifezone’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of Lifezone are eliminated on full consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If Lifezone loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

The consolidated financial statements comprise the financial statements as of December 31, 2023, comprise the financial statements of subsidiaries below.

On October 17, 2023, formerly Metprotech Pacific Proprietary Ltd changed its name to Lifezone Asia-Pacific Pty Ltd.

Lifezone Holdings US, LLC, Lifezone Services US, LLC, Lifezone US Holdings LLC and Lifezone Recycling US, LLC were incorporated on September 15, 2023, in the state of Delaware, USA.

Lifezone US Holdings Limited was incorporated on September 12, 2023, in England.

On October 14, 2022, BHP also agreed to invest a further $50 million in KNL in the form of equity under the Tranche 2 Subscription Agreement, the completion of which is subject to certain conditions. Lifezone satisfied substantially all the closing conditions and received the $50 million on February 15, 2023, and issued a stock certificate on the same day, bringing BHP’s interest in KNL from 8.9% as of December 31, 2022, to 17.0%, effective February 15, 2023.

Lifezone attributes total comprehensive income or loss of subsidiaries between the owners of the parent and the non-controlling interests based on their respective ownership interests.

2.3    Fair value measurement

Lifezone measures its share options and reserve stock units at fair value at initial recognition.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•        In the principal market for the asset or liability or

•        In the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by Lifezone.

The fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Lifezone uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Equity Instruments for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•        Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•        Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•        Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For instruments that are recognized in the financial statements at fair value, Lifezone determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The management determines the policies and procedures for non-recurring measurement, such as share options and restricted stock units. There are no recurring fair value measurements, and the movement in the fair value of the share options and restricted stock units is due to a modification during the year.

External valuers are involved for valuation of the equity instruments. Involvement of external valuers is determined management. Selection criteria include market knowledge, reputation, independence and whether professional standards are maintained. Share options, earnout, warrants and restricted stock units are currently measured under Level 3.

2.4    Business combinations under common control

Business combinations involving entities under common control are outside the scope of IFRS 3 — Business Combinations and there is no other specific IFRS guidance. Accordingly, management used its judgement to develop an accounting policy that is relevant and reliable, in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

Business combinations under common control are accounted for using predecessor value method. The predecessor value method involves accounting for the assets and liabilities of the acquired business at the existing carrying values, and no goodwill is recorded. Any difference between the acquirer’s cost of investment and acquirees’ equity is presented separately as other reserve within equity on consolidation. The increase in the fair value of share-based payment reserves, assumed by LHL as part of the business combination under common control, are accounted for directly in equity under Other Reserves, as disclosed in Note 2.2.

Lifezone has applied the predecessor value method with comparative periods restated as if the combination had taken place at the beginning of the earliest comparative period presented.

If Lifezone loses control of a subsidiary, it:

(a)     derecognizes the assets (including goodwill) and liabilities of the subsidiary;

(b)    recognizes the fair value of the consideration received;

(c)     recognizes the fair value of any investments retained;

(d)    recognizes any surplus or deficit in profit or loss; and

(e)     reclassifies the parent’s share of components previously recognized in other comprehensive income to profit or loss, if any.

(f)     non-controlling interest will be subsequently measured through profit/loss and will be attributed based on ownership interest and distributions/dividends to the non-controlling interest.

2.4.1.     Asset Acquisitions

When an acquired business or set of assets and activities do not constitute a business under IFRS 3 — Business Combinations, it is accounted for as an asset acquisition. A business is defined as a set of activities and assets that include an input and a substantive process that together significantly contribute to the ability to create outputs.

An acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort or delay in the ability to continue producing outputs.

Assets and liabilities are initially measured at cost allocated based on the relative fair value of the assets and liabilities acquired. As such no goodwill or bargain purchase gain is recognized upon acquisition. Any transaction costs are capitalized, and Lifezone does not recognize any deferred tax assets or liabilities which arise.

Initial measurement of any contingent consideration which is included in the acquisition is recognized as a liability for the expected variable payments at the time control of the underlying assets and liabilities is obtained. Subsequent measurement of any change in the fair value of the contingent consideration is recognized in profit or loss in the year of change.

2.5    Going concern

The management of Lifezone has assessed the going concern assumptions of Lifezone during the preparation of these consolidated financial statements. Lifezone had net comprehensive loss of $363,874,560 for the year ended December 31, 2023 (2022: $25,583,342), accumulated losses of $408,165,162 at December 31, 2023 (2022: $44,290,602), and positive cash flow of $28,816,044 for the year ended December 31, 2023, as a result of successful fundraising efforts, compared to negative cash flow $25,080,763 for the year ended December 31, 2022.

As of December 31, 2023, Lifezone had consolidated cash and cash equivalents of $49.4 million. The cash flows for the year ended December 31, 2023, was $28.9 million (December 31, 2022: net outflows $25.0 million), consisting of $115.7 million of net inflows (December 31, 2022: net outflows $0.1 million) from financing activities arising from the completion of the SPAC Transaction, the PIPE transaction, and an investment by BHP in KNL. Net outflows from operating activities of $26.9 million (December 31, 2022: net outflows $17.0 million) and net outflows from investing activities of $60.1 million (December 31, 2022: net outflows $8.0 million), relate mainly to exploration and evaluation costs capitalized in relation to the Kabanga Nickel Project and the Simulus acquisition.

On March 21, 2024 Lifezone announced the signing of a binding subscription agreement in relation to a $50 million convertible note, followed on March 27, 2024 with the announcement of the closing of the convertible note transaction, raising $50 million of gross proceeds. Details of the $50 million convertible fundraising can be found in Note 31. Subsequent events.

The audited consolidated financial statements have been prepared on a going concern basis which contemplates the continuity of normal business activities and the realization of assets and discharge of liabilities in the ordinary course of business. Lifezone has not generated significant revenues from operations and, as is common with many exploration-stage mining companies, Lifezone raises financing for its exploration, study and research and development activities in discrete tranches. Based on Lifezone’s current and anticipated liquidity and funding requirements, Lifezone will need additional capital in the future to fund its operations and project developments. In the event Lifezone issues additional equity in the future, shareholders could face significant dilution in their holdings.

Lifezone’s future operating losses and capital requirements may vary materially from those currently planned and will depend on many factors including Lifezone’s growth rate, the execution of various growth projects, and the demand for the Hydromet Technology, exploration and evaluation cost and capital costs in relation to the Kabanga Nickel Project, and the demand and prices for the minerals we envision extracting in our metals extraction business and as well as for Lifezone’s working capital requirements.

To enhance our liquidity position and increase our cash reserve for existing operations and future investments, we continue to explore arrangements with potential customers for the offtake of the metals that we expect to produce in the future from the Kabanga Nickel Project, and we may in the future seek equity, mezzanine, alternative or debt financing. Additionally, we may receive the proceeds from any exercise of any warrants in cash. Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at a price of $11.50 per share in cash.

Lifezone’s Form F-1 registration statement became effective on September 29, 2023, registering the resale of certain Lifezone Metals shares and (private) warrants owned by certain previous Lifezone Holdings shareholders, the Sponsor shareholders (including its limited partners), PIPE investors and the sellers of the Simulus business. Pursuant to the BCA, a 180-day lock-up period following the Closing applies to (i) 5,133,600 Lifezone shares, and 667,500 warrants received by the Sponsor shareholders and (ii) the Lifezone shares received by the previous Lifezone Holding’s shareholders who owned 1.5% or more of the outstanding Lifezone Holdings shares prior to the Closing, in each case, subject to certain exceptions. 1,335,000 Lifezone shares received by the Sponsor shareholders were subject to a 60-day lock-up from the Closing Date.

We believe the likelihood that warrant holders will exercise their warrants, and therefore the amount of cash proceeds that we would receive is dependent upon the market price of our Lifezone ordinary shares. On March 28, 2024, the market price for our Lifezone ordinary shares was $7.67. When the market price for our Lifezone ordinary shares is less than $11.50 per share (i.e., the warrants are “out of the money”), we believe warrant holders will be unlikely to exercise their warrants. If all the warrants are exercised, an additional 14,391,141 Lifezone ordinary shares would be outstanding.

In the event that Lifezone is unable to secure sufficient funding, it may not be able to fully develop its projects, and this may have a consequential impact on the carrying value of the related exploration and evaluation assets and the investment in its subsidiaries as well as the going concern status of Lifezone. Given the nature of Lifezone’s current activities, it will remain dependent on equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project until such time as the Lifezone becomes self-financing from the commercial production of its mineral resources and royalties received from intellectual property rights linked to its Hydromet Technology. To the extent that Lifezone foresees increasing financing risks, jeopardizing the existence of Lifezone, Lifezone can accelerate the reduction of costs and aim for smaller, more targeted capital raises.

2.6    Functional and presentation currency

These audited consolidated financial statements are presented in USD, which is Lifezone’s functional currency, and all values are rounded to the nearest USD, except where otherwise indicated. The functional currency is the currency of the primary economic environment in which the entity operates. Accordingly, Lifezone measures its financial results and financial position in USD, expressed as $ in this document.

Lifezone incurs transactions mainly in USD. Other currencies include GBP, AUD and TZS.

The subsidiaries LZSL a company incorporated in England and Wales; and Lifezone LZAP a company incorporated in Australia, are both wholly-owned subsidiaries of Lifezone Limited, and have functional currencies as GBP and AUD respectively. Simulus and its subsidiary Simulus Pty Limited both companies incorporated in Australia, are wholly owned subsidiaries of LZAP and have functional currencies of AUD. The balances of the subsidiaries reporting under other currencies are translated to USD.

The balances of the subsidiaries reporting under other currencies are translated to USD as discussed in Note 2.7.

2.7    Foreign currency transactions and balances

Transactions in foreign currencies are initially recorded using the rate of exchange ruling at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions, as well as from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized in the statement of comprehensive loss.

Assets and liabilities are translated into Lifezone’s reporting currency using the exchange rates in effect at balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the year, which is the result of the income statement translation process. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in accumulated other comprehensive income/loss in the consolidated statements of shareholder’s equity.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

2.8    Current and non-current distinction

Lifezone presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification.

An asset is classified as current when:

(a)     Lifezone expects to realize the asset, or intends to sell or consume it, in its normal operating cycle;

(b)    Lifezone expects to realize the asset within twelve months after the reporting period;

(c)     Lifezone holds the asset primarily for the purpose of trading; or

(d)    cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is classified as current when:

(a)     Lifezone expects to settle the liability in its normal operating cycle;

(b)    the liability is due to be settled within twelve months after the reporting period;

(c)     Lifezone does not have an unconditional right to defer settlement of the liability for at least twelve months after the reporting period; or

(d)    Lifezone holds the liability primarily for the purpose of trading.

Lifezone classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

2.9    Financial instruments

Recognition

Financial assets and financial liabilities are recognized when Lifezone becomes a party to the contractual provisions of the financial instrument.

Classification and initial measurement of financial assets

Except for those receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15 — Revenue from Contracts with Customers, all financial assets are initially measured at fair value adjusted for transaction costs, if any.

Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:

•        Amortized cost

•        FVTPL

•        FVOCI

Lifezone does not have any financial assets categorized as FVTPL and FVOCI as at December 31, 2023, and 2022.

The classification is determined by both:

•        The Lifezone’s business model for managing financial assets.

•        The contractual cash flow characteristic of the financial asset.

Subsequent measurement of financial assets

Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):

•        they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows.

•        the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method and are subject to impairment. Discounting is omitted where the effect of discounting is immaterial. Lifezone’s cash and cash equivalents, other receivables, related party receivables and receivables from affiliated entities fall into this category of financial instruments.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from Lifezone’s consolidated statement of financial position) when:

•        The rights to receive cash flows from the asset have expired, or

•        Lifezone has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through.’ arrangement; and either (a) Lifezone has transferred substantially all the risks and rewards of the asset, or (b) Lifezone has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When Lifezone has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, Lifezone continues to recognize the transferred asset to the extent of its continuing involvement. In that case, Lifezone also recognizes an associated liability. The transferred assets and the associated liability are measured on a basis that reflects the rights and obligations that Lifezone has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that Lifezone could be required to repay.

Impairment of financial assets

Financial assets are assessed for indicators of impairment at each balance sheet date. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been negatively impacted.

For certain categories of financial assets, such as trade receivables, assets that are assessed not to be impaired individually are subsequently assessed for impairment on a collective basis.

For financial assets carried at amortized cost, the amount of the impairment is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables, where the carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectable, it is written off against the allowance. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

If in a subsequent period the amount of the impairment loss decreases, and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Interest income

For all financial instruments measured at amortized cost, interest income is recognized using the effective interest rate method. The effective interest rate is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income is recognized in the statement of comprehensive income.

Classification and initial measurement of financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL and payables, as appropriate.

All financial liabilities are recognized initially at fair value. Lifezone’s financial liabilities include trade and other payables, contingent consideration, and long-term rehabilitation provision.

Financial liabilities are measured subsequently at amortized cost using the effective interest method which are carried subsequently at fair value with gains or losses recognized in profit or loss.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within interest expense or interest income.

Payables

This category pertains to financial liabilities that are not held for trading or not designated as at FVTPL upon the inception of the liability. These include liabilities arising from operations (e.g., accounts payable, accrued liabilities). Payables are recognized initially at fair value and are subsequently carried at amortized cost. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

This accounting policy applies to the Lifezone’s trade and other payables.

Offsetting financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Derecognition

Financial liabilities are derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in profit or loss and other comprehensive income.

2.10  Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of negatives changes in value. At various times during the year ended December 31, 2023, Lifezone maintained cash balances in banks in excess of insurable limits.

Lifezone has not experienced any losses on such amounts.

2.11  Provisions

Provisions are recognized when Lifezone has a present obligation as a result of a past event, and it is probable that Lifezone will be required to settle the obligation. Provisions are measured at the best estimate of the expenditure required to settle the obligation at the balance sheet date and are discounted to present value where the effect is material.

Asset retirement obligation

Asset retirement obligations will be incurred by Lifezone either while operating, or at the end of the operating life of, Lifezone’s facilities and mine properties. Lifezone assesses its asset retirement obligation at each reporting date. Lifezone recognizes an asset retirement obligation where it has a legal and constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount of obligation can be made.

Over time, the discounted liability is increased for the change in present value based on the discount rates that reflect current market assessments and the risks specific to the liability. The periodic unwinding of the discount is recognized in the Statement of Comprehensive loss as part of interest expense.

2.12  Accruals

Accruals expenditure activities are accounted for in the year, not simply when cash payments are made. In particular:

•        supplies are recorded as expenditure when they are consumed — where there is a gap between the date supplies are received and their consumption, they are carried as inventories on the statement of financial position;

•        expenses in relation to services received (including services provided by employees) are recorded as expenditure when the services are received rather than when payments are made; and

•        Where revenue and expenditure have been recognized, but cash has not been paid, a liability is recorded on the Statement of Financial Position.

2.13  Contingencies

Loss contingencies are recorded as liabilities when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Contingent assets are not recognized in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

Initial measurement of any contingent consideration which arises from asset acquisition is recognized as a liability for the expected variable payments at the time of the transaction. Any change in the carrying value resulting from accretion of interest of the contingent consideration or remeasurement due to significant changes assumptions is recognized in the Statement of Comprehensive loss.

2.14  Investments in joint ventures

Under the equity method, the investment in joint ventures is carried in the statement of financial position at cost and adjusted thereafter for the post-acquisition change in the Lifezone’s share of the profit and loss and other comprehensive income of the joint ventures. After the interest in the joint ventures is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that Lifezone has incurred legal or constructive obligations or made payments on behalf of the joint ventures.

The financial statements of the joint venture are prepared for the same reporting period as Lifezone. When necessary, adjustments are made to bring the accounting policies in line with those of Lifezone.

Lifezone determines at each reporting date whether there is any objective evidence that the investment in joint ventures is impaired in accordance with IFRS 9 — Financial Instruments.

Subsequent measurement

In determining the value in use of the investments in joint ventures Lifezone estimates:

(a)     Its share of present value of the estimated future cash flows expected to be generated by the joint venture, including the cash flows from operations of the joint venture and the proceeds on the ultimate disposal of the investment; or

(b)    The present value of the estimated future cash flows expected to arise from dividends to be received from the investment and from its ultimate disposal.

Upon loss of significant influence over a joint venture, Lifezone measures and recognizes any retaining investment at its fair value. Any difference between the carrying amount of a upon loss of significant influence and the fair value of the retaining investment and proceeds from disposal is recognized in profit or loss.

2.15  Property and equipment

Property and equipment are initially recognized at acquisition cost and carried at historical cost less accumulated depreciation and impairment losses, if any. Subsequent acquisitions are included in the asset’s carrying amount or recognized as a separate asset as appropriate only when it is certain the item can be measured reliably. Depreciation is calculated using the straight-line method to allocate the property and equipment’s value over the lower of their legal or estimated useful lives. Property and equipment with indefinite lives are not depreciated and are assessed for impairment on an annual basis.

When significant parts of property and equipment are required to be replaced in intervals, Lifezone recognizes such parts as individual assets with specific useful lives and depreciation, respectively. The carrying amount of those parts that are replaced is derecognized in accordance with the derecognition provisions of IAS 16 Property, plant and equipment.

When a major inspection is performed, its cost is recognized in the carrying amount of the property and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred.

Depreciation is calculated on a straight-line basis over the estimated economic lives of the following assets:

Office and computer equipment	5 years
Laboratory and testing equipment	2 Years
Furniture	5 years
Buildings	39 years
Vehicles/Transportation equipment	5 years

An item of property and equipment and any significant part initially recognized is de-recognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising from de-recognition of the asset is recognized in profit or loss.

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

2.16  Exploration and evaluation expenditure

Lifezone’s activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified mineral resource, and reports exploration and evaluation expenditure under IFRS 6 — Leases as the basis of accounting.

Core exploration and evaluation activities include:

•        researching and analyzing historical exploration data;

•        gathering exploration data through geophysical studies;

•        exploratory drilling, sampling and assaying;

•        determining and examining the volume and grade of the resource;

•        hydrogeological and metallurgical studies;

•        environmental and social studies;

•        engineering design and studies;

•        external affairs and community work;

•        surveying transportation and infrastructure requirements; and

•        conducting market, commercial and finance studies, and financial modelling.

Lifezone applies the area of interest method when accounting for exploration and evaluation costs. All direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. Once the legal right to explore has been acquired, costs are charged to profit or loss as incurred, unless Lifezone concludes that future economic benefits are more likely than not to be realized. Capitalized exploration and evaluation expenditure includes a wide range of exploration, evaluation and study related costs, including related overhead costs and financing costs. Costs expensed during this phase are included in “General and administrative expenses’ in the statement of profit or loss and other comprehensive income. All direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis.

Costs expensed during this phase are included in “General and administrative expenses’ in the statement of profit or loss and other comprehensive income.

Exploration and evaluation assets consist of certain mining data acquired in conjunction with the acquisition in 2021. The mining data has an indefinite life and is not being amortized. Following the completion of the ongoing definitive feasibility study which involves capital expenditure to identify and delineate mineral reserves through geological and geotechnical surveying and drilling, at that point, the useful life of the exploration and evaluation assets will be determined and amortized.

Exploration and evaluation assets assessed for impairment when facts and circumstances suggest that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down. An impairment loss is charged to profit or loss in the statement of comprehensive income.

An exploration and evaluation asset shall no longer be classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Exploration and evaluation assets shall be assessed for impairment indicators, and any impairment loss recognized, before reclassification.

For the purposes of assessing impairment indicators, assets are grouped at the lowest levels for which there are largely independent cash flows (cash-general units). As a result, some assets may be tested individually for impairment, and some may be tested at a cash-generating unit level. As of December 31, 2023, Lifezone had defined the Kabanga Nickel Project as its only exploration and evaluation asset, comprising a special mining license and several prosecting licenses in close proximity, all being explored for the same minerals, managed by the same personnel and owned by TNCL.

An impairment review is undertaken when indicators of impairment arise, but typically when one of the following circumstances apply:

•        Rights to explore in an area have expired or will expire in the near future without renewal;

•        No further exploration or evaluation is planned or budgeted;

•        A decision to discontinue exploration and evaluation in an area because of absence of commercial reserves, and;

•        Sufficient data exists to indicate that the book value will not be fully recovered from future development and production.

2.17  Inventories

Inventories are stated at the lower of cost (calculated on a weighted average basis) and net realizable value. Net realizable value refers to the net amount that an entity expects to realize from the sale of inventory in the ordinary course of business. Inventories currently largely consist of fuel used by vehicles, machinery and for power generation in relation to the Kabanga Nickel Project. Cost comprises direct purchase costs.

2.18  Other Intangible assets with finite lives

Recognition

Lifezone’s other intangible assets consist of computer software and patents. Other intangible assets are initially recognized at acquisition cost or acquired as part of a business combination and carried at historical cost less accumulated amortization and impairment losses, if any. Subsequent acquisitions are included in the asset’s carrying amount or recognized as a separate asset as appropriate only when it is probable that future economic benefits associated with the item will flow to Lifezone and the cost of the item can be measured reliably.

The useful lives of other intangible assets are assessed as either finite or indefinite.

Other Intangible assets are amortized on a straight-line basis over their estimated useful lives, which are as follows:

Computer software	3 years
Patents	12 years

Other Intangible assets with finite lives are amortized over their useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Amortization is calculated using the straight-line method to allocate the intangible asset’s value over the lower of their legal or estimated useful lives. Other Intangible assets with indefinite lives are not amortized and are assessed for impairment on an annual basis.

Subsequent measurement

Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss and other comprehensive income in the expense category that is consistent with the function of the intangible assets.

Derecognition

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of profit or loss and other comprehensive income when the asset is derecognized.

2.19  Impairment of non-financial assets

2.19.1.   Impairment of non-financial assets (excluding goodwill)

Lifezone assesses at each reporting date, whether there is an indication that an asset (or CGU) may be impaired. If any indication exists, or when annual impairment testing for an asset is required, Lifezone estimates the asset’s or CGU’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposals and its value in use.

When the carrying amount of an asset (or a cash-generating unit) exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. For assets where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined has no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in the statement of comprehensive income.

An intangible asset with an indefinite useful life is not amortized but is tested annually for impairment.

2.19.2.   Goodwill

Goodwill is tested for impairment at least annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. Where the recoverable amount of the CGU is less than its carrying amount including goodwill, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

2.20  Share capital

Share capital represents the nominal par value of shares that have been issued.

Share capital may be issued in consideration for services provided to Lifezone. The amount of share capital issued is based on the fair market value of the services provided.

2.21  Share premium

Share premium includes any consideration received in excess of the par value upon the issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related taxes.

2.22  Interest expense and income

Interest income is recognized using the effective interest rate method. Interest income is derived from interest on funds shareholder loans and cash in bank.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within interest costs.

2.23  Expenses

Expenses are recognized in profit or loss upon utilization of the service or as incurred.

2.24  Revenue recognition

Revenue is attributable to the Lifezone‘s principal activity from its consulting and management services with regards to Lifezone’s licenses of patents for use in mineral beneficiation operations to affiliated companies primarily in Africa and consulting and management services to non-affiliated companies.

Lifezone has not engaged in metal extraction revenue as exploration work is in progress.

To determine whether to recognize revenue, Lifezone follows a 5-step process:

1.      Identifying the contract with a customer;

2.      Identifying the performance obligations;

3.      Determining the transaction price;

4.      Allocating the transaction price to the performance obligations; and

5.      Recognizing revenue when/as performance obligation(s) are satisfied.

Contracts are identified with customers based on implicit or explicit terms as expressed verbally or within written agreements. The consulting and management services provided are not individually distinct and accordingly contracts entered into do not have multiple performance obligations.

Transaction prices are stated within the agreement or are verbally agreed to with no variable elements and are allocated to one performance obligation. Accordingly, revenues from the sale of consulting and management services are recognized at the transaction price during the period the services were provided.

If Lifezone satisfies a performance obligation before it receives the consideration, Lifezone recognizes either a contract asset or a receivable in its Statement of Financial Position, depending on whether something other than the passage of time is required before the consideration is due.

2.25  Right-of-use assets and Lease Liabilities

Lifezone has leases contracts used in its operations with a lease term of 3 – 5 years. The Lifezone’s obligations under its leases are secured by the lessor’s title to the leased assets.

Lifezone recognizes right-of-use assets at the commencement date of the lease (i.e., the date when the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets include the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. Right-of-use assets are also tested for impairment as covered by Note 2.19.

Liabilities arising from a lease are initially measured at the present value of the remaining lease payments discounted using the interest rate implicit in the lease or the incremental borrowing rate in case the interest rate implicit in the lease is not readily determinable.

The main components of the lease payments included in the measurement of the lease liability comprise the following:

•        fixed lease payments; variable lease payments that are linked to an index (consumer price index); and

•        lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option.

Lease payments contain two elements, principal and interest. Interest expense is presented as part of finance costs in the consolidated statements of operations and other comprehensive income and measured using the effective interest method. Principal and interest portions of lease payments have been presented within financing activities in the consolidated statement of cash flows. The carrying amount of lease liabilities is remeasured if there is change in the future lease payments due to change in index or rate.

If ownership of the leased asset transfers to Lifezone at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset and depreciated on a straight-line basis.

2.26  Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any NCI in the acquiree. For each business combination, Lifezone elects whether to measure the NCI in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Acquisition-related costs are expensed as incurred and included in administrative expenses.

Lifezone determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When Lifezone acquires a business, it assesses the assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Mineral reserves, resources and exploration potential that can be reliably measured are recognized separately in the assessment of fair values on acquisition. Other potential reserves, resources and rights, for which fair values cannot be reliably measured, are not recognized separately, but instead are subsumed in goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 — Financial Instruments is measured at fair value, with changes in fair value recognized in profit or loss in the statement of profit or loss and other comprehensive income in accordance with IFRS 9.

Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for NCI over the fair value of the identifiable net assets acquired and liabilities assumed).

If the fair value of the identifiable net assets acquired is in excess of the aggregate consideration transferred, Lifezone reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in statement of profit or loss and other comprehensive income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses, if any. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Lifezone’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Where goodwill forms part of a cash-generating units and part of the operation in that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal.

Goodwill disposed of in these circumstances is measured based on the relative value of the disposed operation of and the portion of the cash-generating units retained.

2.27  Share-based payments

Where equity-settled share options are awarded, the fair value of the options at the date of grant is recognized over the vesting period. Performance vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether these non-vesting and market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where the terms and conditions of options are modified, the increase in the fair value of the options, measured immediately before and after the modification, is also recognized over the remaining vesting period.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received. Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods and services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a Monte Carlo model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioural considerations.

All equity-settled share-based payments are reflected in share-based payments reserve, until exercised. Upon exercise shares are issued from the treasury and the amount reflected in share-based payments reserve is credited to share capital along with any consideration paid.

2.28  Contingent Consideration

Contingent consideration arising from an asset acquisition transaction outside IFRS 13 are assessed as provisions under IAS 37. Under IAS 37, provisions are at present value discounted using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the liability. Therefore, it is remeasured using an appropriate discount rate at each period end, also reflecting the best estimate of the cash flows and the timing of cash flows, unless the impact of such remeasurement is immaterial. Refer to Note 23.

2.29  Warrants

Warrants are classified as either a liability or equity on inception, depending on the terms of the agreement. Warrants are only classified as equity when they are settled by the entity delivering a fixed number of its own equity instruments and receiving a fixed amount of cash or another financial asset. Lifezone assesses the appropriate classification of warrants at the time of inception.

Lifezone determined both the public warrants and private placement warrants should be classified as equity in after assessment of IAS 32 — Financial Instruments: Presentation. Refer to Note 25 for detail.

The fair value of both the public warrants and private warrants are valued using a Black-Scholes option pricing model.

2.30  Earnouts

Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of the company. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement.

Lifezone determined both Lifezone Holdings and Sponsor shareholder earnout should be classified as equity after assessment and IFRS 2 — Share-based Payment. Refer to Note 25 for detail.

The fair value of earnouts are valued based on a Monte Carlo simulation model.

2.31  Taxation

Tax expense is recognized in profit or loss and comprises the sum of current and deferred tax not recognized in other comprehensive income or directly in equity.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•        temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit; and

•        temporary differences to the extent that it is probable that they will not reverse in the foreseeable future.

Tax expense is recognized in profit or loss and comprises the sum of current and deferred tax not recognized in other comprehensive income or directly in equity.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•        temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit; and

•        temporary differences to the extent that it is probable that they will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates at which the temporary differences are expected to reverse, using tax rates enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset where the entity has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to the same taxation authority. Deferred tax assets are recognized to the extent that it is probable that there will be taxable profits in the foreseeable future against which they can be utilized.

Lifezone did not recognize any deferred tax assets for the years ended December 31, 2023, and 2022.

2.32  Adoption of new and revised standards

New standards issued and effective

At the date of authorization of these financial statements, several new, but not yet effective, IFRS and amendments to existing IFRS and Interpretations have been published by the IASB. None of these IFRS or amendments to existing IFRS have been adopted early by Lifezone.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New IFRS, amendments and Interpretations adopted in the current year do not have a significant impact on the Group’s financial results or position.

•        IFRS 17 ‘Insurance Contracts’

•        Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

•        Definition of Accounting Estimates (Amendments to IAS 8)

•        Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)

•        Amendments to IFRS 17 ‘Insurance Contracts’ (Amendments to IFRS 17 and IFRS 4)

New and amended standards not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Lifezone’s financial statements that Lifezone reasonably expects will have an impact on its disclosures, financial position or performance when applied at a future date, are disclosed below. Lifezone intends to adopt these standards, if applicable, when they become effective.

•        Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

•        Lack of Exchangeability (Amendments to IAS 21)

•        Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

•        Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

•        Non-current Liabilities with Covenants (Amendments to IAS 1)

Lifezone is currently assessing the impact of the amendments to determine the impact they will have on the Lifezone’s accounting policy disclosures.